Derivatives - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [line items]
Posting of collateral or other acceptable remedy	$ 300	$ 193
Funding totaling	10	26
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [line items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	8,000	9,000
Banks collateral for normal course of business	10,000	13,000
Master derivative agreements - credit support provisions [member] | One-notch downgrade credit rating [member]
Derivative Financial Instruments [line items]
Additional banks collateral for normal course of business	38	121
Master derivative agreements - credit support provisions [member] | Two-notch downgrade credit rating [member]
Derivative Financial Instruments [line items]
Additional banks collateral for normal course of business	$ 44	$ 156